Parent Company Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 249	$ 399	$ 212	$ 478	$ 222	$ 608	$ 107	$ 126	$ 63	$ 374	$ 67	$ 183	$ 1,338	$ 1,063	$ 687
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in other assets													(85)	2,069	(751)
Net cash provided by operating activities													3,647	4,127	3,706
Cash flows from investing activities:
Net cash provided by (used in) investing activities													(10,093)	(2,552)	(7,993)
Cash flows from financing activities:
Repayment of line of credit													(100)
Net cash provided by financing activities													4,689	3,439	4,760
Net increase in cash and cash equivalents													(1,757)	5,014	473
Cash and cash equivalents, beginning of year				37,547				32,533				32,060	37,547	32,533	32,060
Cash and cash equivalents, end of year	35,790				37,547				32,533				35,790	37,547	32,533
Parent Company [Member]
Cash flows from operating activities:
Net income													1,338	1,063	687
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary													(1,052)	(978)	(523)
Increase in other assets													113	89	81
Net cash provided by operating activities													173	(4)	83
Cash flows from investing activities:
Additional investment in Bank															(1,000)
Net cash provided by (used in) investing activities															(1,000)
Cash flows from financing activities:
Cash dividends paid													(76)		75
Draw on line of credit															1,000
Repayment of line of credit													(100)
Increase (decrease) in other liabilities													2	2	3
Net cash provided by financing activities													(176)	2	928
Net increase in cash and cash equivalents													(3)	(2)	11
Cash and cash equivalents, beginning of year				16				18				7	16	18	7
Cash and cash equivalents, end of year	$ 13				$ 16				$ 18				$ 13	$ 16	$ 18